Dispositions - Tabular (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Carrying amount of major classes of assets included as part of discontinued operations:
Accounts receivable	$ 3,951	$ 3,522
Inventories	2,104	1,935
Prepaid expenses and other current assets	2,423	4,100
Total current assets of the disposal group classified as held for sale	8,478	9,557
Property and equipment, net	63,214	80,054
Operating lease right-of-use assets	96,639	105,082
Other assets	170	211
Total non-current assets of the disposal group classified as held for sale	160,023	185,347
Total assets of the disposal group classified as held for sale	168,501	194,904
Carrying amount of major classes of liabilities included as part of discontinued operations:
Current portion of long-term debt	199	168
Accounts payable	5,014	5,593
Accrued liabilities	9,363	8,965
Other current liabilities	12,649	16,233
Total current liabilities of the disposal group classified as held for sale	27,225	30,959
Long-term debt, net of current portion	740	929
Operating lease liabilities	93,970	103,151
Deferred tax liabilities	1,840	388
Other non-current liabilities	1,773	93
Total non-current liabilities of the disposal group classified as held for sale	98,323	104,561
Total liabilities of the disposal group classified as held for sale	125,548	135,520
Revenues:
Total revenues	239,445	297,470	$ 312,401
Costs and expenses:
Cost of sales	70,433	92,334	95,904
Restaurant wages and related expenses (including stock-based compensation expense of $127, $125, and $56, respectively)	74,817	94,269	101,106
Stock-based compensation expense	2,800	2,400	3,000
Restaurant rent expense	22,588	25,755	18,577
Other restaurant operating expenses	34,357	41,623	48,684
General and administrative (including stock-based compensation expense of $603, $329, and $368, respectively)	13,229	14,290	13,693
Depreciation and amortization	16,197	17,009	15,147
Pre-opening costs	69	592	783
Goodwill impairment	0	67,909	0
Other income and expense items that are not major	10,133	24,994	16,402
Total operating expenses	241,823	378,775	310,296
Income (loss) from operations	(2,378)	(81,305)	2,105
Interest expense	4,464	3,547	3,691
Loss on extinguishment of debt	1,241	0	0
Loss from discontinued operations before income taxes	(8,083)	(84,852)	(1,586)
Provision for (benefit from) income taxes	(1,258)	(2,461)	(2,482)
Loss from discontinued operations	(6,825)	(82,391)	896
Non-cash Operating Activities [Abstract]
Loss (gain) on disposals of property and equipment, net	(3,267)	(6)	(757)
Stock-based compensation	3,484	2,844	3,469
Impairment and other lease charges	9,139	13,101	21,144
Goodwill impairment	0	67,909	0
Loss on extinguishment of debt	1,241	0	0
Depreciation and amortization	38,206	39,195	37,604
Investing activities:
New restaurant development	(1,863)	(11,390)	(21,445)
Restaurant remodeling	(1,103)	(2,573)	(582)
Other restaurant capital expenditures	(11,270)	(19,335)	(27,464)
Corporate and restaurant information systems	(4,133)	(7,949)	(8,359)
Total capital expenditures	(18,369)	(41,247)	(57,850)
Proceeds from disposals of properties	9,559	1,774	4,743
Proceeds from sale-leaseback transactions	17,222	0	0
Proceeds from insurance recoveries	0	42	983
Net cash provided by (used in) investing activities – discontinued operations	385	(18,125)	(26,515)
Operating lease right-of-use assets obtained and lease liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	164,665	146,190
Operating lease liabilities	183,831	162,850
Discontinued Operations
Costs and expenses:
Stock-based compensation expense	700	500	400
Non-cash Operating Activities [Abstract]
Loss (gain) on disposals of property and equipment, net	(551)	21	(742)
Stock-based compensation	730	454	424
Impairment and other lease charges	1,116	13,086	7,557
Goodwill impairment	0	67,909	0
Loss on extinguishment of debt	1,241	0	0
Depreciation and amortization	16,197	17,009	15,147
Investing activities:
New restaurant development	(854)	(4,065)	(9,105)
Restaurant remodeling	(745)	(919)	(531)
Other restaurant capital expenditures	(4,728)	(9,266)	(15,307)
Corporate and restaurant information systems	(1,559)	(3,875)	(3,943)
Total capital expenditures	(7,886)	(18,125)	(28,886)
Proceeds from disposals of properties	4,305	0	1,388
Proceeds from sale-leaseback transactions	3,966	0	0
Proceeds from insurance recoveries	0	0	983
Supplemental cash flow disclosures:
Interest paid on long-term debt (including capitalized interest of $57, $247 and $377, respectively)	4,001	4,198	3,348
Capitalized interest included in interest paid	57	247	377
Supplemental cash flow disclosures of non-cash investing and financing activities:
Accruals for capital expenditures	1,027	1,510	1,067
Accruals for financing costs associated with debt	277	0	0
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	18,466	6,456	0
Finance/capital lease obligations incurred	33	304	0
Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	953	794	0
Operating lease liabilities	1,217	1,054	0
Discontinued Operations | ASU 2016-02
Operating lease right-of-use assets obtained and lease liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	0	112,905	0
Operating lease liabilities	0	122,441	0
Discontinued Operations | Restaurant Wages And Related Expenses
Costs and expenses:
Stock-based compensation expense	127	125	56
Discontinued Operations | General and Administrative Expense [Member]
Costs and expenses:
Stock-based compensation expense	$ 603	$ 329	$ 368